Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill by Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill - gross	¥ 929,951	¥ 940,939	¥ 971,178
Accumulated impairment losses	(31,290)	(32,428)	(34,456)
Balance at beginning of year	908,511	936,722
Goodwill acquired during the year	8,330	7,627
Translation adjustments and other	(18,180)	(35,838)
Balance at end of year	898,661	908,511
Office Business Unit
Goodwill [Line Items]
Goodwill - gross	124,613	127,860	135,125
Accumulated impairment losses	(20,041)	(20,770)	(22,069)
Balance at beginning of year	107,090	113,056
Translation adjustments and other	(2,518)	(5,966)
Balance at end of year	104,572	107,090
Imaging System Business Unit
Goodwill [Line Items]
Goodwill - gross	46,953	48,670	52,561
Balance at beginning of year	48,670	52,561
Translation adjustments and other	(1,717)	(3,891)
Balance at end of year	46,953	48,670
Medical System Business Unit
Goodwill [Line Items]
Goodwill - gross	508,907	500,896	499,915
Balance at beginning of year	500,896	499,915
Goodwill acquired during the year	8,330	1,521
Translation adjustments and other	(319)	(540)
Balance at end of year	508,907	500,896
Industry and Others Business Unit
Goodwill [Line Items]
Goodwill - gross	249,478	263,513	283,577
Accumulated impairment losses	(11,249)	(11,658)	¥ (12,387)
Balance at beginning of year	251,855	271,190
Goodwill acquired during the year		6,106
Translation adjustments and other	(13,626)	(25,441)
Balance at end of year	¥ 238,229	¥ 251,855